Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	DESWELL INDUSTRIES, INC
Trading Symbol	DSWL
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	15,935,239
Amendment Flag	false
Entity Central Index Key	0000946936
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33900
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	10B, Edificio Associacao Industrial De Macau
Entity Address, Address Line Two	32 Rua do Comandante Mata e Oliveria
Entity Address, City or Town	Macao
Entity Address, Country	VG
Title of 12(b) Security	Common shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	No
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1818
Auditor Name	BDO China Shu Lun Pan Certified Public Accountants LLP
Auditor Location	People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
Entity Address, Postal Zip Code	0000
Business Contact
Document Information Line Items
Contact Personnel Name	Herman Wong
Entity Address, Address Line One	10B, Edificio Associacao Industrial De macau
Entity Address, Address Line Two	32 Rua do Comandante Mata e Oliveira
City Area Code	853
Local Phone Number	28-322096
Contact Personnel Email Address	hermanwong@jetcrown.net
Entity Address, City or Town	Macao
Entity Address, Country	VG
Entity Address, Postal Zip Code	0000